Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2025	Dec. 28, 2024
NV5 Global, Inc. [Member]
Stockholders' Equity (Tables) [Line Items]
Schedule of Accumulated Other Comprehensive Loss	The after-tax changes in accumulated other comprehensive loss by component were as follows:
Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustments balance, December 28, 2024	$(693)
Other comprehensive income	1,191
Foreign currency translation adjustments balance, June 28, 2025	$498
The after-tax changes in accumulated other comprehensive loss by component were as follows:
Accumulated Other Comprehensive Income
Foreign currency translation adjustments balance, December 30, 2023	$(18)
Other comprehensive income	(675)
Foreign currency translation adjustments balance, December 28, 2024	$(693)